Summary of Fair Value of Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Maturity period of financial assets	90 days	90 days
Notes receivable, net	$ 7,981	$ 7,709	$ 0
Carrying value of total indebtedness of continuing operations	4,107,245	4,106,518	3,927,266
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying value of total indebtedness of continuing operations	$ 4,100,000	$ 4,100,000	$ 4,000,000
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percent Of Financing Receivable, After Allowance For Credit Loss	105.00%	105.00%
Total indebtedness fair value variance from carrying value	97.70%	104.00%	105.10%
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percent Of Financing Receivable, After Allowance For Credit Loss	95.00%	95.00%
Total indebtedness fair value variance from carrying value	88.40%	94.10%	95.10%